Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2013-1

MONTHLY SERVICER CERTIFICATE For the collection period ended 3-29-2014	PAGE 1

A.	DATES			Begin	End	# days
1	Determination Date				4/17/2014
2	Payment Date				4/21/2014
3	Collection Period			3/2/2014	3/29/2014	28
4	Monthly Interest Period - Actual/360			3/20/2014	4/20/2014	32
5	Monthly Interest - 30/360					30

B.	SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	271,000,000.00	—	—	—	—
7	Class A-2 Notes	424,000,000.00	261,890,994.32	31,719,876.20	230,171,118.12	0.5428564
8	Class A-3 Notes	415,000,000.00	415,000,000.00	—	415,000,000.00	1.0000000
9	Class A-4 Notes	140,000,000.00	140,000,000.00	—	140,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$816,890,994.32	$31,719,876.20	$785,171,118.12

11	Overcollateralization	38,659,894.24	38,659,894.24		38,659,894.24

12	Adjusted Pool Balance	$1,288,659,894.24	$855,550,888.56	$31,719,876.20	$823,831,012.36

13	YSOC	32,710,850.73	19,891,141.82		19,035,601.77

14	Net Pool Balance	$1,321,370,744.97	$875,442,030.38	$31,719,876.20	$842,866,614.13

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.20000%	—	—	—	—
16	Class A-2 Notes	0.37000%	80,749.72	0.1904475	31,800,625.92	75.0014762
17	Class A-3 Notes	0.56000%	193,666.67	0.4666667	193,666.67	0.4666667
18	Class A-4 Notes	0.78000%	91,000.00	0.6500000	91,000.00	0.6500000

	Total Securities		365,416.39		32,085,292.59

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					20,034,415.64
20	Scheduled Interest Payments Received					1,625,907.67
21	Prepayments of Principal Received					122,267.32
22	Liquidation Proceeds					12,064,772.19
23	Recoveries Received					369,147.26
24	Other Payments Received to Reduce Principal
25	Subtotal: Total Collections					34,216,510.08

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					164.30

28	Total Available Funds, prior to Servicer Advances					34,216,674.38

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					34,216,674.38

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					34,216,674.38

D.	DISTRIBUTIONS
	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					729,535.03
35	Class A Noteholder Interest (Item 50)					365,416.39
36	Principal Distribution Amount (Item 75)					31,719,876.20
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					1,401,846.76

Volkswagen Auto Loan Enhanced Trust 2013-1

MONTHLY SERVICER CERTIFICATE

For the collection period ended 3-29-2014	PAGE 2

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	729,535.03	—	729,535.03

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	80,749.72	—	80,749.72
44	Class A-3 Interest	193,666.67	—	193,666.67
45	Class A-4 Interest	91,000.00	—	91,000.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	365,416.39	—	365,416.39

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			855,550,888.56
52	Beginning Net Pool Balance		875,442,030.38
53	Receipts of Scheduled Principal		(20,034,415.64)
54	Receipts of Prepaid Principal		(122,267.32)
55	Liquidation Proceeds		(12,064,772.19)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(353,961.10)

59	Ending Net Pool Balance		842,866,614.13
60	Yield Supplement Overcollateralization Amount		19,035,601.77

61	Adjusted Pool Balance		823,831,012.36
62	Less: Adjusted Pool Balance - End of Collection Period			823,831,012.36

63	Calculated Principal Distribution Amount			31,719,876.20

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			34,216,674.38
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			729,535.03
67	Less: Interest Paid to Noteholders (Item 35)			365,416.39
68	Less: Calculated Principal Distribution (Item 63)			31,719,876.20

69	Equals: Remaining Available Funds before Servicer Advance			1,401,846.76
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,401,846.76
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			31,719,876.20

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,299.47, and (b) the aggregate note balance)			6,443,299.47
81	Initial Reserve Account Balance			1,288,659.89
82	Beginning Reserve Account Balance			6,443,299.47
83	Plus: Net Investment Income for the Collection Period			164.30

84	Subtotal: Reserve Fund Available for Distribution			6,443,463.77
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,443,463.77
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			164.30

89	Equals: Ending Reserve Account Balance			6,443,299.47

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

Volkswagen Auto Loan Enhanced Trust 2013-1

MONTHLY SERVICER CERTIFICATE For the collection period ended 3-29-2014	PAGE 3

G.	POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,321,370,745	842,866,614
92	Number of Current Contracts		54,217	45,888
93	Weighted Average Loan Rate		2.54%	2.44%
94	Average Remaining Term		57.6	44.5
95	Average Original Term		63.8	64.3
96	Monthly Prepayment Rate			1.16%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		16	353,961.10
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			369,147.26

100	Net Principal Losses for Current Collection Period		16	(15,186.16)

101	Beginning Net Principal Losses		192	3,428,539.75
102	Net Principal Losses for Current Collection Period		16	(15,186.16)

103	Cumulative Net Principal Losses		208	3,413,353.59

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,321,370,744.97)			0.26%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	99.57%	45,732	839,279,160.09
106	31 - 60 Days Delinquent	0.34%	128	2,838,031.04
107	61 - 90 Days Delinquent	0.09%	28	749,423.00

108	Total	100.00%	45,888	842,866,614.13

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month